Contingent liabilities, contractual commitments and guarantees	6 Months Ended
Jun. 30, 2024
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Contingent liabilities, contractual commitments and guarantees

12	Contingent liabilities, contractual commitments and guarantees

	At
	30 Jun 2024	31 Dec 2023
	$m	$m
Guarantees and other contingent liabilities:
– financial guarantees	16,343	17,009
– performance and other guarantees	91,275	94,277
– other contingent liabilities	543	636
At the end of the period	108,161	111,922
Commitments:[1]
– documentary credits and short-term trade-related transactions	7,169	7,818
– forward asset purchases and forward deposits placed	87,219	78,535
– standby facilities, credit lines and other commitments to lend	780,929	810,797
At the end of the period	875,317	897,150
1Includes $638,635m of commitments at 30 June 2024 (31 December 2023: $661,015m), to which the impairment requirements in IFRS 9 are applied where
HSBC has become party to an irrevocable commitment.
The preceding table discloses the nominal principal amounts of off-balance sheet liabilities and commitments for the Group, which represent the maximum amounts at risk should the contracts be fully drawn upon and the clients default. As a significant portion of guarantees and commitments is expected to expire without being drawn upon, the total of the nominal principal amounts is not indicative of future liquidity requirements. The expected credit loss provision relating to guarantees and commitments under IFRS 9 is disclosed in Note 11.
The majority of the guarantees have a term of less than one year, while guarantees with terms of more than one year are subject to HSBC’s annual credit review process.
Contingent liabilities arising from legal proceedings and regulatory and other matters against Group companies are excluded from this note but are disclosed in Notes 11 and 13.